UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

      /s/ Robert Cassel               Columbia, MD           October 17, 2011
      -----------------               ------------           ----------------
         [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          174
                                         -----------

Form 13F Information Table Value Total:  $   150,781
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Apple Computer Inc                          Equities 037833100   388          1017     SH  N/A  Yes        N/A      Yes  N/A    N/A
Aegon NV 6.50% Tr Pfd                       Equities 007924400 1,387         71410     SH  N/A  Yes        N/A      Yes  N/A    N/A
AES TR III  6.75% Tr Pfd Conv               Equities 00808N202    10           200     SH  N/A  Yes        N/A      Yes  N/A    N/A
Amgen                                       Equities 031162100 2,010         36575     SH  N/A  Yes        N/A      Yes  N/A    N/A
Apache Corp.                                Equities 037411105    58           725     SH  N/A  Yes        N/A      Yes  N/A    N/A
Accuray Inc COM                             Equities 004397105     1           164     SH  N/A  Yes        N/A      Yes  N/A    N/A
Ares Capital Corp                           Equities 04010L103 1,403        101901     SH  N/A  Yes        N/A      Yes  N/A    N/A
American Scientific Resources               Equities 029441201     0          1085     SH  N/A  Yes        N/A      Yes  N/A    N/A
Avon Products, Inc.                         Equities 054303102     2           100     SH  N/A  Yes        N/A      Yes  N/A    N/A
American Express Co                         Equities 025816109    11           250     SH  N/A  Yes        N/A      Yes  N/A    N/A
Boeing                                      Equities 097023105     5            76     SH  N/A  Yes        N/A      Yes  N/A    N/A
BankAmerica Corp                            Equities 060505104   263         42908     SH  N/A  Yes        N/A      Yes  N/A    N/A
BAC Capital Trust II Prf Calla              Equities 055188205    12           600     SH  N/A  Yes        N/A      Yes  N/A    N/A
Bayer  AG                                   Equities 072730302 1,238         22580     SH  N/A  Yes        N/A      Yes  N/A    N/A
Barclay's PCL 7.1% Pfd                      Equities 06739H776 2,396        113330     SH  N/A  Yes        N/A      Yes  N/A    N/A
BHP Billiton Ltd. ADR                       Equities 088606108    40           600     SH  N/A  Yes        N/A      Yes  N/A    N/A
Bank of New York                            Equities 064058100    11           566     SH  N/A  Yes        N/A      Yes  N/A    N/A
Bristol Meyers                              Equities 110122108 3,973        126599     SH  N/A  Yes        N/A      Yes  N/A    N/A
Buckeye Ptnrs LP                            Equities 118230101 3,599         57575     SH  N/A  Yes        N/A      Yes  N/A    N/A
Berkshire Hathaway CL B                     Equities 084670207    82          1150     SH  N/A  Yes        N/A      Yes  N/A    N/A
Citigroup                                   Equities 172967101    36          1400     SH  N/A  Yes        N/A      Yes  N/A    N/A
Cheesecake Factory INC                      Equities 163072101    37          1486     SH  N/A  Yes        N/A      Yes  N/A    N/A
Cal-Maine Foods, Inc                        Equities 128030202 4,012        127663     SH  N/A  Yes        N/A      Yes  N/A    N/A
Caterpillar Inc                             Equities 149123101 2,217         30028     SH  N/A  Yes        N/A      Yes  N/A    N/A
Constellation Energy                        Equities 210371100    38          1000     SH  N/A  Yes        N/A      Yes  N/A    N/A
Chesapeake Energy Corp                      Equities 165167107    91          3550     SH  N/A  Yes        N/A      Yes  N/A    N/A
Colgate Palmolive Co                        Equities 194162103 3,766         42467     SH  N/A  Yes        N/A      Yes  N/A    N/A
Comcast Corp-CL A                           Equities 20030N101     0             4     SH  N/A  Yes        N/A      Yes  N/A    N/A
Rockwell Collins Inc                        Equities 774341101    16           304     SH  N/A  Yes        N/A      Yes  N/A    N/A
ConocoPhillips                              Equities 20825C104 3,646         57587     SH  N/A  Yes        N/A      Yes  N/A    N/A
Campbell Soup Co.                           Equities 134429109 1,710         52837     SH  N/A  Yes        N/A      Yes  N/A    N/A
Calpine INC COM                             Equities 131347106     7           490     SH  N/A  Yes        N/A      Yes  N/A    N/A
Citigroup Cap XX Pfd 7.875% Ca              Equities 173085200     8           300     SH  N/A  Yes        N/A      Yes  N/A    N/A
Copart, Inc.                                Equities 217204106 2,850         72850     SH  N/A  Yes        N/A      Yes  N/A    N/A
Cisco Systems                               Equities 17275R102 2,118        136635     SH  N/A  Yes        N/A      Yes  N/A    N/A
CoStar Group Inc                            Equities 22160N109    16           300     SH  N/A  Yes        N/A      Yes  N/A    N/A
Chevron Texaco Corp                         Equities 166764100    49           530     SH  N/A  Yes        N/A      Yes  N/A    N/A
Dominion Res Inc VA                         Equities 25746U109 5,162        101680     SH  N/A  Yes        N/A      Yes  N/A    N/A
Du Pont E I De Nemours                      Equities 263534307     5           116     SH  N/A  Yes        N/A      Yes  N/A    N/A
Dupont E I DE Nemours & CO $4.              Equities 263534307     2            20     SH  N/A  Yes        N/A      Yes  N/A    N/A
Diamonds Tr Ser. I                          Equities 252787106     5            50     SH  N/A  Yes        N/A      Yes  N/A    N/A
Digital Realty Tr.,Inc                      Equities 253868103 2,502         45355     SH  N/A  Yes        N/A      Yes  N/A    N/A
Dow Chemical Co                             Equities 260543103 1,991         88660     SH  N/A  Yes        N/A      Yes  N/A    N/A
DirecTV Group Inc                           Equities 25459L106     8           195     SH  N/A  Yes        N/A      Yes  N/A    N/A
Duke Energy                                 Equities 26441C105    11           553     SH  N/A  Yes        N/A      Yes  N/A    N/A
Devon Energy Corp                           Equities 25179M103    55          1000     SH  N/A  Yes        N/A      Yes  N/A    N/A
Ishares Tr Dow Jones Sel Divid              Equities 464287168 1,200         24873     SH  N/A  Yes        N/A      Yes  N/A    N/A
Deutsche Bk Cont 6.55% Pfd                  Equities 25153X208 2,653        128455     SH  N/A  Yes        N/A      Yes  N/A    N/A
Consolidated Edison                         Equities 209115104   838         14692     SH  N/A  Yes        N/A      Yes  N/A    N/A
iShares MSCI EAFE Idx ETF                   ETF      464287465     0          1000     SH  N/A  Yes        N/A      Yes  N/A    N/A
Efotoxpress Inc                             Equities 28224W100     4           350     SH  N/A  Yes        N/A      Yes  N/A    N/A
Eagle Bancorp INC (MD) COM                  Equities 268948106     6           357     SH  N/A  Yes        N/A      Yes  N/A    N/A
Templeton Emerging Mkts                     Equities 880191101     6           400     SH  N/A  Yes        N/A      Yes  N/A    N/A
Gugggenheim Canadian Energy In              Equities 18383Q606 1,206         32535     SH  N/A  Yes        N/A      Yes  N/A    N/A
Express Scripts  Cl A                       Equities 302182100   588         19745     SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Canada Indx Fd ETF                    ETF      464286509 3,445         80853     SH  N/A  Yes        N/A      Yes  N/A    N/A
Corporate Executive Brd                     Equities 21988R102    38          3960     SH  N/A  Yes        N/A      Yes  N/A    N/A
Exelon Corp                                 Equities 30161N101 7,244       1051328     SH  N/A  Yes        N/A      Yes  N/A    N/A
Ford                                        Equities 345370860    52          1700     SH  N/A  Yes        N/A      Yes  N/A    N/A
AberdeenAsia PacificPrime                   Equities 318653102     0            60     SH  N/A  Yes        N/A      Yes  N/A    N/A
Freeport-McMoRan Copper & Gold              Equities 35671D857    19          1000     SH  N/A  Yes        N/A      Yes  N/A    N/A
Frontier Communications Corp                Equities 35906A108   299          3075     SH  N/A  Yes        N/A      Yes  N/A    N/A
Cedar Fair LP                               Equities 150185106    66          4341     SH  N/A  Yes        N/A      Yes  N/A    N/A
Currency Shares Aus Dollar Tru              Equities 23129U101 1,808         75180     SH  N/A  Yes        N/A      Yes  N/A    N/A
General Electric                            Equities 369604103    44            85     SH  N/A  Yes        N/A      Yes  N/A    N/A
SPDR Gold Shares ETF                        ETF      78463V107 4,342         86021     SH  N/A  Yes        N/A      Yes  N/A    N/A
Gentex Corp Com                             Equities 371901109     0             8     SH  N/A  Yes        N/A      Yes  N/A    N/A
Google, Inc. CL A                           Equities 38259P508   489          2795     SH  N/A  Yes        N/A      Yes  N/A    N/A
Heinz HJ Co                                 Equities 423074103   589         30830     SH  N/A  Yes        N/A      Yes  N/A    N/A
H & R Block                                 Equities 093671105     2            50     SH  N/A  Yes        N/A      Yes  N/A    N/A
Int'l. Business Machines                    Equities 459200101     0          5000     SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Chn &Steers Rlty ETF                  ETF      464287564     9           400     SH  N/A  Yes        N/A      Yes  N/A    N/A
ING Groep 7.375% NV Pfd                     Equities 456837707 2,850        133577     SH  N/A  Yes        N/A      Yes  N/A    N/A
Ishares Euro 350 Index Fd                   Equities 464287861    99          1350     SH  N/A  Yes        N/A      Yes  N/A    N/A
Integrated Health Services                  Equities 45812C106 2,502         94867     SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs S&P Sm Cp 600 Idx ETF                 ETF      464287804    21          1000     SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs S&P Sm Cp 600 VL ETF                  ETF      464287879    65          2151     SH  N/A  Yes        N/A      Yes  N/A    N/A
Bank of America Corp 6.5%                   Equities 060505401    25          1000     SH  N/A  Yes        N/A      Yes  N/A    N/A
Intel Corp                                  Equities 458140100    51           750     SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Russell 100 Val ETF                   ETF      464287598    44           650     SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Rssl 2000 Idx Fd ETF                  ETF      464287655 2,074         42238     SH  N/A  Yes        N/A      Yes  N/A    N/A
Ishrs Rusll 2000 SmCap Gr Idx               Equities 464287648 1,783         22555     SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Russ MidCap Idx ETF                   ETF      464287499    12           169     SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Rusl MidCp VL Idx ETF                 ETF      464287473    27           351     SH  N/A  Yes        N/A      Yes  N/A    N/A
Johnson Controls, Inc.                      Equities 478366107     0            42     SH  N/A  Yes        N/A      Yes  N/A    N/A
John Hancock Investors Trust                Equities 410142103     2           300     SH  N/A  Yes        N/A      Yes  N/A    N/A
JP Morgan                                   Equities 46625H100     5           300     SH  N/A  Yes        N/A      Yes  N/A    N/A
JPMorgan Cap Tr 7% Pfd                      Equities 46623D200    50           571     SH  N/A  Yes        N/A      Yes  N/A    N/A
Kinder Morgan Energy Prtnrs                 Equities 494550106 2,671        148248     SH  N/A  Yes        N/A      Yes  N/A    N/A
Coca-Cola                                   Equities 191216100    10           310     SH  N/A  Yes        N/A      Yes  N/A    N/A
Kohl's Corp                                 Equities 500255104     0           200     SH  N/A  Yes        N/A      Yes  N/A    N/A
Lab Corp of America                         Equities 50540R409 3,810         82547     SH  N/A  Yes        N/A      Yes  N/A    N/A
Lockheed Martin Corp                        Equities 539830109    16           350     SH  N/A  Yes        N/A      Yes  N/A    N/A
LinkedIn Corp Com                           Equities 53578A108 2,658         37027     SH  N/A  Yes        N/A      Yes  N/A    N/A
Level 3 Comm. INC                           Equities 52729N100     3           100     SH  N/A  Yes        N/A      Yes  N/A    N/A
Live Nation                                 Equities 538034109 1,533         56649     SH  N/A  Yes        N/A      Yes  N/A    N/A
Main Stree Capital Corp.                    Equities 56035L104    16           500     SH  N/A  Yes        N/A      Yes  N/A    N/A
McDonald's                                  Equities 580135101 2,330        107972     SH  N/A  Yes        N/A      Yes  N/A    N/A
Allscripts Hlthcare Sol                     Equities 01988P108    28          1120     SH  N/A  Yes        N/A      Yes  N/A    N/A
Medtronic Inc.                              Equities 585055106     0            30     SH  N/A  Yes        N/A      Yes  N/A    N/A
Medis Technologies Ltd                      Equities 58500P107    51           729     SH  N/A  Yes        N/A      Yes  N/A    N/A
S&P Mid Cap 400 ETF                         ETF      78467Y107    21           800     SH  N/A  Yes        N/A      Yes  N/A    N/A
McCormick                                   Equities 579780206     1          1000     SH  N/A  Yes        N/A      Yes  N/A    N/A
McCormick & Co Inc Voting                   Equities 579780107 1,791        105440     SH  N/A  Yes        N/A      Yes  N/A    N/A
3M Company                                  Equities 88579Y101 1,863         69135     SH  N/A  Yes        N/A      Yes  N/A    N/A
Altria Group Inc.                           Equities 02209S103    15          1036     SH  N/A  Yes        N/A      Yes  N/A    N/A
Marathon Pete Corp COM                      Equities       n/a 1,496         42778     SH  N/A  Yes        N/A      Yes  N/A    N/A
Merck & Co Inc                              Equities 589331107    27          2000     SH  N/A  Yes        N/A      Yes  N/A    N/A
Marathon Oil                                Equities 565849106   123          5646     SH  N/A  Yes        N/A      Yes  N/A    N/A
Microsoft                                   Equities 594918104 2,312        128381     SH  N/A  Yes        N/A      Yes  N/A    N/A
Martha Stewart Liv Cl A                     Equities 573083102    38          4057     SH  N/A  Yes        N/A      Yes  N/A    N/A
M&T Bank Corp.                              Equities 55261F104    24           825     SH  N/A  Yes        N/A      Yes  N/A    N/A
M&T Cap Trust IV Pfd 8.5% Call              Equities 55292C203 4,557         77350     SH  N/A  Yes        N/A      Yes  N/A    N/A
Microvision                                 Equities 594960106    35          1010     SH  N/A  Yes        N/A      Yes  N/A    N/A
Mylan Labs                                  Equities 628530107 4,307         69584     SH  N/A  Yes        N/A      Yes  N/A    N/A
NII Holdings, Inc.                          Equities 62913F201   150          2370     SH  N/A  Yes        N/A      Yes  N/A    N/A
Nuveen MD Prem Income Mun Fd                Equities 67061Q107     6           100     SH  N/A  Yes        N/A      Yes  N/A    N/A
Northern Trust Co                           Equities 665859104    48          1000     SH  N/A  Yes        N/A      Yes  N/A    N/A
Nuveen MD Divi Ad Mun Fd                    Equities 67070V105   597         23840     SH  N/A  Yes        N/A      Yes  N/A    N/A
Corporate Office Prptys.                    Equities 22002T108     0            40     SH  N/A  Yes        N/A      Yes  N/A    N/A
Olin Corp.                                  Equities 680665205     2          2000     SH  N/A  Yes        N/A      Yes  N/A    N/A
Old Nat'l Bank Corp Ind Co                  Equities 680033107   108          8375     SH  N/A  Yes        N/A      Yes  N/A    N/A
Oracle Corporation                          Equities 68389X105 2,627         46916     SH  N/A  Yes        N/A      Yes  N/A    N/A
Plains All Amer Pipeline LP                 Equities 726503105    47           800     SH  N/A  Yes        N/A      Yes  N/A    N/A
Plum Creek Timber Co                        Equities 729251108 3,341         90825     SH  N/A  Yes        N/A      Yes  N/A    N/A
Pepsico Incorporated                        Equities 713448108    58           650     SH  N/A  Yes        N/A      Yes  N/A    N/A
Proctor & Gamble                            Equities 742718109     4          2680     SH  N/A  Yes        N/A      Yes  N/A    N/A
Philip Morris                               Equities 718172109    42          1000     SH  N/A  Yes        N/A      Yes  N/A    N/A
PNC Bank Corp                               Equities 693475105 1,668         35950     SH  N/A  Yes        N/A      Yes  N/A    N/A
Market Vectors Prerefunded Mun              Equities 57060U738    30           267     SH  N/A  Yes        N/A      Yes  N/A    N/A
NASDAQ 100 Tr ETF                           ETF      631100104 2,002         55317     SH  N/A  Yes        N/A      Yes  N/A    N/A
Quantum Fuel Systems Tech Co                Equities 74765E109 2,814         87497     SH  N/A  Yes        N/A      Yes  N/A    N/A
Rite Aid Corp.                              Equities 767754104 2,973         63086     SH  N/A  Yes        N/A      Yes  N/A    N/A
Cohen & Steers REIT & PIF                   Equities 19247X100 1,978        121330     SH  N/A  Yes        N/A      Yes  N/A    N/A
Rockwell Automation Inc.                    Equities 773903109     4           150     SH  N/A  Yes        N/A      Yes  N/A    N/A
Range Resources Corp Com                    Equities 75281A109 1,661         33875     SH  N/A  Yes        N/A      Yes  N/A    N/A
Rayonier Inc.                               Equities 754907103    13           619     SH  N/A  Yes        N/A      Yes  N/A    N/A
Siemens A.G. ADR                            Equities 826197501 3,083        115672     SH  N/A  Yes        N/A      Yes  N/A    N/A
Sirius Satellite Radio                      Equities 82967N108    10           317     SH  N/A  Yes        N/A      Yes  N/A    N/A
The Southern Company                        Equities 842587107    22           264     SH  N/A  Yes        N/A      Yes  N/A    N/A
Suburban Propane                            Equities 864482104 2,308         32803     SH  N/A  Yes        N/A      Yes  N/A    N/A
S & P Depository Recpts                     ETF      78462F103     7           102     SH  N/A  Yes        N/A      Yes  N/A    N/A
St. Jude Medical, Inc.                      Equities 790849103    38          1545     SH  N/A  Yes        N/A      Yes  N/A    N/A
State Street Boston                         Equities 857477103     3           133     SH  N/A  Yes        N/A      Yes  N/A    N/A
Stryker Corp                                Equities 863667101     4           175     SH  N/A  Yes        N/A      Yes  N/A    N/A
Symantec Corp                               Equities 871503108     9           250     SH  N/A  Yes        N/A      Yes  N/A    N/A
AT&T                                        Equities 00206R102 1,966        113625     SH  N/A  Yes        N/A      Yes  N/A    N/A
Target Corp                                 Equities 87612E106   447         18520     SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Lehman 20YR Trsy ETF                  ETF      464287432     7           265     SH  N/A  Yes        N/A      Yes  N/A    N/A
Tower Bankcorp Inc.                         Equities 891709107     0             2     SH  N/A  Yes        N/A      Yes  N/A    N/A
Texas Instruments                           Equities 882508104    53          1800     SH  N/A  Yes        N/A      Yes  N/A    N/A
UIL Holdings Corp                           Equities 902748102   839         11549     SH  N/A  Yes        N/A      Yes  N/A    N/A
Union Pacific                               Equities 907818108     3          1000     SH  N/A  Yes        N/A      Yes  N/A    N/A
United Technologies Corp                    Equities 913017109     2          2101     SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Materials Index                    Equities 92204A801 1,820         38097     SH  N/A  Yes        N/A      Yes  N/A    N/A
Vgd Sm Cap Value ETF                        ETF      922908611     9           350     SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Financials Index                   Equities 92204A405    47           300     SH  N/A  Yes        N/A      Yes  N/A    N/A
Vornado Realty Trust PFD 6.625              Equities 929042877   164          2665     SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Reit Index ETF                     ETF      922908553    25           425     SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Mid Cap ETF                        ETF      922908629     7           110     SH  N/A  Yes        N/A      Yes  N/A    N/A
Vodafone Group PLC ADS                      Equities 92857W100    24           425     SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Lg Cap ETF                         ETF      922908637     8           118     SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Lg Cap ETF                         ETF      922908637   434          4920     SH  N/A  Yes        N/A      Yes  N/A    N/A
Vng'd Emerg Mkts Stk ETF                    ETF      922042858   158          4090     SH  N/A  Yes        N/A      Yes  N/A    N/A
Verizon Communications                      Equities 92343V104   359          2523     SH  N/A  Yes        N/A      Yes  N/A    N/A
Websense Inc.                               Equities 947684106   739         14077     SH  N/A  Yes        N/A      Yes  N/A    N/A
Wells Fargo                                 Equities 949746101    17           140     SH  N/A  Yes        N/A      Yes  N/A    N/A
Washington Real Estate                      Equities 939653101   473          8513     SH  N/A  Yes        N/A      Yes  N/A    N/A
Xcorporeal, Inc.                            Equities 98400P104     8           160     SH  N/A  Yes        N/A      Yes  N/A    N/A
AMEX SPDR Consumer Staples Ind              Equities 91369Y308   209          3207     SH  N/A  Yes        N/A      Yes  N/A    N/A
AMEX Hlthcare Selct ETF                     ETF      81369Y209 2,143         41493     SH  N/A  Yes        N/A      Yes  N/A    N/A
Exxon Mobil Corp                            Equities 30231G102    23           450     SH  N/A  Yes        N/A      Yes  N/A    N/A
Zix Corporation COM                         Equities 98974P100 3,149         87895     SH  N/A  Yes        N/A      Yes  N/A    N/A
G-REIT INC NSA                              Equities 36299C107   447         14090     SH  N/A  Yes        N/A      Yes  N/A    N/A
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